Share capital - Additional Information (Details) $ / shares in Units, kr in Millions						12 Months Ended
	Dec. 22, 2025 shares	Jun. 04, 2025 SEK (kr) investor	May 16, 2025 SEK (kr) shareholder	Jul. 01, 2024 USD ($) $ / shares shares	Feb. 26, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Jul. 31, 2024 USD ($)	Feb. 26, 2024 kr / shares
Disclosure of classes of share capital [line items]
Increase (decrease) in shares issued (in shares)							22,073,578
Sale of stock issue price (in dollars per share) | (per share)					$ 16.41					kr 2,250
Proceeds from the issuance of common stock | $							$ 144,000,000
Number of shares issued (in shares)						312,021,375	301,805,677
Number of oversubscribed | shareholder			3,000
Dividends recognised as distributions to owners | $						$ 0	$ 0	$ 0
Common stock held by subsidiaries (in shares)						22,016,772	22,995,363
Placement
Disclosure of classes of share capital [line items]
Number of investors | investor		40
Percentage of shares allocated		80.00%
Placement | Cash and cash equivalents denominated in other currencies
Disclosure of classes of share capital [line items]
Percentage of demanded fund		60.00%
Placement | USA
Disclosure of classes of share capital [line items]
Percentage of demanded fund		30.00%
Facility Due June 2029
Disclosure of classes of share capital [line items]
Conversion price (in dollars per share) | $ / shares				$ 10.00
Number of shares issued (in shares)				22,100,000
Issue of convertible instruments | $				$ 220,700,000
Borrowing facilities, maximum borrowing capacity | $									$ 965,000,000.0
Ordinary Shares
Disclosure of classes of share capital [line items]
Shares authorized value | $						$ 4,400,000
Number of shares authorized (in shares)						4,407,629
Par value per share (in dollars per share) | $ / shares						$ 0.01
Increase (decrease) in shares issued (in shares)					10,127,132		9,213,333
Convertible debt settled with shares | $					$ 166,000,000		$ 150,500,000
Number of shares issued (in shares)						312,021,375	301,805,677
Ordinary Shares | Placement
Disclosure of classes of share capital [line items]
Proceeds from issuing shares | kr		kr 750	kr 39
Ordinary Shares | Convertible Bonds
Disclosure of classes of share capital [line items]
Increase (decrease) in shares issued (in shares)	18,235,850					13,559,915